Exhibit 2.schb

EXHIBIT 2

BIDS ATS FORM ATS-N

FORM BD SCHEDULE B

10/25/21, 2:47 PM Web CRD - BD Historical Filing » Schedule B [User Name: tlazo, OrgID: 141296] https://crd.finra.org/FRM/BDBDW/CRD_FRM_BDViewHist.aspx?FR=Print7&FL=7&RefNum=&form=BD&type=AMENDMENT&PrintHistorical=-1&Hist… 1/1 © 2021 FINRA. All rights reserved. FINRA is a registered trademark of the Financial Industry Regulatory Authority, Inc. Privacy Legal Terms & Conditions Primary Business Name: BIDS TRADING L.P. BD Number: 141296 BD - AMENDMENT 10/19/2021 BD - INDIRECT OWNERS Ownership Codes: C - 25% but less than 50% E - 75% or more D - 50% but less than 75% F - Other General Partners Full Legal Name DE/FE/I Entity in Which Interest is Owned Status Date Acquired Own. Code Control Person PR CRD # (or SSN, IRS Tax #, Emp. ID) BIDS HOLDINGS GP LLC DE BIDS HOLDINGS L.P. GENERAL PARTNER 06/2006 F Y N 20-5087280 CBOE GLOBAL MARKETS, INC. DE CBOE OFF-EXCHANGE SERVICES, LLC MEMBER 01/2019 E Y Y 20-5446972 CBOE OFF-EXCHANGE SERVICES, LLC DE BIDS HOLDINGS LP LIMITED PARTNER 01/2021 E Y N 20-5446972 CBOE OFF-EXCHANGE SERVICES, LLC DE BIDS HOLDINGS GP LLC MEMBER 01/2021 E Y N 20-5446972